CAPITAL AND RESERVES - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share based compensation expense
Total share option compensation expense	$ 3,733	$ 6,566
Share-based compensation	2,367	2,413
Share-based compensation - capitalized	1,366	4,153
2014 RSU Plan
Share based compensation expense
Share-based compensation	297	642
Share-based compensation - capitalized	$ 34	$ 611